COVER LETTER

September 9, 2015

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	MassMutual Select Funds
(1933 Act File No. 33-73824; 1940 Act File No. 811-8274)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of MassMutual Select Funds (the “Trust”) pursuant to (i) the Securities Act of 1933, as amended (the “Securities Act”), and Rule 485(a)(2) thereunder, (ii) the Investment Company Act of 1940, as amended (the “1940 Act”), and (iii) Form N-1A and Regulation S-T, is Post-Effective Amendment No. 84 to the Trust’s Registration Statement under the Securities Act and Amendment No. 86 to the Trust’s Registration Statement under the 1940 Act (the “Amendment”).

This Amendment is being filed in connection with the initial registration under the Securities Act of the MassMutual RetireSMARTSM 2060 Fund, a new series of the Trust, and accordingly its anticipated effective date is November 23, 2015. The Fund will offer its shares pursuant to a single Prospectus and Statement of Additional Information.

Please address any questions or comments to the undersigned at (860) 562-2241. Thank you in advance for your attention to this matter.

Very truly yours,

/s/Jill Nareau Robert

Jill Nareau Robert

Assistant Vice President and Counsel, Massachusetts Mutual Life Insurance Company

Assistant Secretary, MassMutual Select Funds